Segment Information - Summary Of Other Disclosures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary Of Other Segment Disclosures. [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	£ 41	£ 48	£ 56
All other segments [member]
Summary Of Other Segment Disclosures. [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	526	543	618
Assessments And Qualifications [Member] | All other segments [member]
Summary Of Other Segment Disclosures. [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	196	196	202
Virtual Learning [Member] | All other segments [member]
Summary Of Other Segment Disclosures. [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	64	76	108
English Language Learning [Member] | All other segments [member]
Summary Of Other Segment Disclosures. [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	56	58	51
Workforce Skills [Member] | All other segments [member]
Summary Of Other Segment Disclosures. [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	33	31	33
Higher Education [Member] | All other segments [member]
Summary Of Other Segment Disclosures. [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	177	179	201
Strategic Review [Member] | All other segments [member]
Summary Of Other Segment Disclosures. [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	£ 0	£ 3	£ 23